CONTINGENT ASSETS AND LIABILITIES (Details) - Piedmont Lithium Project [Member]	12 Months Ended
Jun. 30, 2018 a $ / t
Increase decrease in assets and liabilities [Abstract]
Area of property | a	1,199
Percentage of cash consideration paid if purchased	50.00%
Minimum [Member]
Increase decrease in assets and liabilities [Abstract]
Production royalty payable	0.50
Maximum [Member]
Increase decrease in assets and liabilities [Abstract]
Production royalty payable	2.00